RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2022	Apr. 02, 2022	Jan. 24, 2022	Dec. 16, 2021	Dec. 24, 2020	Dec. 15, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Jul. 22, 2022	Jul. 16, 2019
Payment for rent								$ 696,643	$ 0	$ 1,894,485	$ 7,020	$ 497,177	$ 10,802
Operating lease, right-of-use asset								$ 343,291		$ 343,291		140,628
Advance of debt												61,639
Repaid of debt												$ 122,865
Preferred stock, shares authorized								10,000,000		10,000,000		10,000,000	10,000,000
Debt maturity date						Jun. 15, 2021
Debt Instrument, Periodic Payment, Principal						$ 64,143
Debt Instrument, Interest Rate During Period						12.00%
Preferred stock conversion basis						The shares of Series Y Preferred Stock are not convertible to the extent that (i) the Company’s Certificate of Incorporation has not been amended to increase the number of authorized shares of Common Stock of the Company, or (ii) the holder (together with such holder’s affiliates) would beneficially own in excess of 4.99% of the shares of Common Stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.99% by the holder by written notice from such holder to the Company, which notice shall be effective 61 calendar days after the date of such notice)
Additional paid-in capital debt discount					$ 64,143
Conversion of Stock, Amount Converted					$ 64,143
Conversion of Stock, Shares Converted					3.20716
Gain (Loss) on Extinguishment of Debt			$ 163,420
Debt instrument face amount			$ 55,000				$ 25,000		$ 25,000		$ 25,000			$ 37,714,966	$ 37,714,966
Amortization of Debt Discount (Premium)								$ 0		$ 31,255,497
Accrued interest payable												$ 0	$ 0
Settlement Agreement [Member]
Debt Instrument, Description						In accordance with the Settlement Agreement, (i) on December 23, 2020, the Company paid JDE the Cash Settlement, and (ii) on December 15, 2020, the Company entered into the Note with JDE for a principal amount of $64,143
JDE Development, LLC [Member]
Related Party Transaction, Amounts of Transaction						$ 25,000
Debt Instrument, Periodic Payment, Principal						64,143
Preferred Stock [Member]
Preferred stock, shares authorized								10,000,000		10,000,000		10,000,000
Preferred stock, par value								$ 0.001		$ 0.001		$ 0.001
Series C Preferred Stock [Member]
Preferred stock, shares authorized												1,000	1,000
Preferred stock, par value												$ 0.001	$ 0.001
Series C Preferred Stock [Member] | Preferred Stock [Member]
Preferred stock, shares authorized																1,000
Preferred stock, par value																$ 0.001
Preferred Stock Series Z [Member]
Conversion of Stock, Amount Converted										$ 1,453,025
Conversion of Stock, Shares Converted										117
Preferred Stock Series Z [Member] | Preferred Stock [Member]
Preferred stock, shares authorized							500		500		500
Preferred stock, par value							$ 0.001		$ 0.001		$ 0.001
Convertible shares of preferred stock							$ 20,000		$ 20,000		$ 20,000
Series preferred share (in Shares)							500		500		500
Convertible preferred stock in percentage							19.98%				19.98%
Preferred stock issuance agreement description							On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a non–convertible note payable agreement for $1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867
Preferred Stock amount											$ 1,000,000
Bearing Interest							8.00%				8.00%
Fair value of equity finance							$ 3,000,000
Additional paid-in capital							$ 867,213		$ 867,213		$ 867,213
Series Y Preferred Shares [Member]
Conversion of Stock, Amount Issued					$ 64,143
Amortization of Debt Issuance Costs and Discounts					60,971
Gain (Loss) on Extinguishment of Debt					$ 60,971
Debt instrument face amount													$ 0
Amortization of Debt Discount (Premium)													0
Chief Executive Officer [Member]
Payment for rent								$ 670,938		$ 1,854,814		$ 477,140
Payment of accrued rent										122,866
Accrued rent								14,981		14,981
Purchase equipment								$ 152,500		$ 20,000
Aggregate advance amount											2,091
Operating lease, right-of-use asset												122,866
Reimbursed expenses												224,660
Advance of debt												24,647	20,520
Repaid of debt											$ 5,278	59,103	0
Former Chief Executive Officer [Member]
Aggregate advance amount												2,957	3,696
Repaid aggregate amount												6,144	$ 509
[custom:RelatedPartyOwedAdvanceAmount]												$ 0
Former Chief Executive Officer [Member] | Series C Preferred Stock [Member]
Shares forfeited				1,000
Chief Financial Officer [Member]
Short-Term Debt, Average Outstanding Amount						$ 89,143
Debt maturity date						Apr. 01, 2018
Kelford and Carrolton Yards [Member]
Related party description		On April 1, 2022, the Company entered into amendments to the leases for its Kelford and Carrolton yards, increasing the monthly rent payments by an aggregate of $50,000 per month for use of an automotive shredder and downstream processing system, respectively, being installed on those properties, increasing by 3% on January 1st of every year for the duration of the leases.
Payment for rent		$ 50,000
Portsmouth Yards [Member]
Lease payment	$ 11,200